CAPITAL STOCK (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	184,049,231	350,000,000	350,000,000
Common stock, Issued	184,049,231	146,806,928	82,371,853
Series B Convertible Preferred Stock
Preferred stock, Par value	$ 24,999,900
Preferred stock, Authorized	14,750,000